Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	SUNAMERICA EQUITY FUNDS
Central Index Key	0000799084
Amendment Flag	false
Document Creation Date	Jan. 28, 2014
Document Effective Date	Jan. 28, 2014
Prospectus Date	Feb. 01, 2014
SunAmerica International Dividend Strategy Fund | Class A
Risk/Return:
Trading Symbol	SIEAX
SunAmerica International Dividend Strategy Fund | Class B
Risk/Return:
Trading Symbol	SSIBX
SunAmerica International Dividend Strategy Fund | Class C
Risk/Return:
Trading Symbol	SIETX
SunAmerica International Dividend Strategy Fund | Class I
Risk/Return:
Trading Symbol	NAOIX
SunAmerica Japan Fund | Class A
Risk/Return:
Trading Symbol	SAESX
SunAmerica Japan Fund | Class C
Risk/Return:
Trading Symbol	SAJCX